RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS	RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS
Nikola Corporation (‘‘Nikola’’ or the ‘‘Company’’) has restated its previously issued consolidated financial statements and related disclosures as of and for the fiscal year ended December 31, 2020 included in its Original Form 10-K (as defined below) filed with the Securities and Exchange Commission (the “SEC”) in order to correct errors resulting from the incorrect application of generally accepted accounting principles relating to previously issued private warrants.

On April 12, 2021, the SEC Staff released a Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies ("SPACs"), (the "SEC Staff Statement"). The SEC Staff Statement highlighted potential accounting implications of certain terms that are common in warrants issued in connection with the initial public offerings of SPACs.

After considering the SEC Staff Statement, the Company re-evaluated its historical accounting for its warrants and concluded it must amend the accounting treatment of the private warrants issued in connection with the initial public offering of VectoIQ Acquisition Corp (“VectoIQ”) and recorded to the Company’s consolidated financial statements as a result of the Company’s merger with VectoIQ (the “Merger”) and the reverse recapitalization that occurred on June 3, 2020. The warrant agreement governing the Company's private warrants includes a provision that provides for potential changes to the settlement amounts dependent on the characteristics of the holder of the warrant. Upon review of the statement, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant with a fixed exercise price and fixed number of underlying shares. Based on management’s evaluation, the Company’s audit committee (the “Audit Committee”), in consultation with management concluded that the Company’s private warrants are not indexed to the Company’s ordinary shares in the manner contemplated by ASC Section 815-40-15 because the characteristics of the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares.

A summary of the accounting impact of these adjustments to the Company’s consolidated financial statements as of and for the related interim periods is provided in Note 17, Quarterly Financial Data (Unaudited) . In addition, amounts were restated in the following Notes as a result of the private warrants:

Note 2, Significant Accounting Policies
Note 3, Business Combinations
Note 10, Capital Structure
Note 13, Income Taxes
Note 15, Net Loss Per Share

The following tables reflect the impact of the restatement adjustments to the specific line items presented in the Company’s previously reported consolidated financial statements for the annual period. The amounts originally reported were derived from the Company’s Annual Report on Form 10-K for the year ended December 31, 2020 (the “Original Form 10-K”), filed with the SEC on February 25, 2021 (in thousands, except per share amounts):

Consolidated Balance Sheet

	December 31, 2020
	As Previously Reported	Adjustments	As Restated
Liabilities and stockholders' equity
Warrant liability	—	7,335	7,335
Total liabilities	66,237	7,335	73,572
Additional paid-in capital	1,560,820	(20,783)	1,540,037
Accumulated deficit	(573,622)	13,448	(560,174)
Total stockholders' equity	987,476	(7,335)	980,141
Total liabilities and stockholders' equity	1,053,713	—	1,053,713

Consolidated Statement of Operations

	Year Ended December 31, 2020
	As Previously Reported	Adjustments	As Restated
Revaluation of warrant liability	—	13,448	13,448
Loss before income taxes and equity in net loss of affiliate	(384,703)	13,448	(371,255)
Loss before equity in net loss of affiliate	(383,677)	13,448	(370,229)
Net loss	(384,314)	13,448	(370,866)
Net loss attributable to common stockholders	(397,721)	13,448	(384,273)

Net loss per share attributable to common stockholders:
Basic	(1.19)	0.04	(1.15)
Diluted	(1.19)	0.01	(1.18)
Weighted average shares used to compute net loss per share attributable to common stockholders
Basic	335,325,271	—	335,325,271
Diluted	335,325,271	505,762	335,831,033

Consolidated Statement of Comprehensive Loss

	Year Ended December 31, 2020
	As Previously Reported	Adjustments	As Restated
Net loss	(384,314)	13,448	(370,866)
Comprehensive loss	(384,075)	13,448	(370,627)

Consolidated Statement of Stockholders' Equity

	December 31, 2020
	As Previously Reported	Adjustments	As Restated
Additional paid-in capital	1,560,820	(20,783)	1,540,037
Accumulated deficit	(573,622)	13,448	(560,174)
Total stockholders' equity	987,476	(7,335)	980,141

Consolidated Statement of Cash Flows

Year Ended December 31, 2020
	As Previously Reported	Adjustments	As Restated
Cash flows form operating activities
Net loss	(384,314)	13,448	(370,866)
Adjustments to reconcile net loss to net cash used in operating activities:
Revaluation of warrant liability	—	(13,448)	(13,448)
Net cash used in operating activities	(150,533)	—	(150,533)